Basis for Preparation of the Interim Condensed Consolidated Financial Statements	6 Months Ended
Jun. 30, 2019
Basis For Preparation Of The Interim Condensed Consolidated Financial Statements [Abstract]
BASIS FOR PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - BASIS FOR PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS:

a.

The Group's interim condensed consolidated financial information as of June 30, 2019, and for the six month interim periods ended on that date (hereinafter - "The Interim Financial Information") has been prepared in accordance with the guidance of IAS 34 'Interim Financial Reporting'.

The Interim Financial Information has been prepared on the basis of the accounting policies adopted in the Group's audited consolidated financial statements for the year ended December 31, 2018 ("Annual Financial Statements"), which were prepared in accordance with International Financial Reporting Standards which are standards and interpretations thereto issued by the International Accounting Standard Board (hereinafter "IFRS"). This Interim Financial Information should be read in conjunction with the 2018 Annual Financial Statements and notes thereto issued on March 28, 2019.

The Interim Financial Information is unaudited, does not constitute statutory accounts and does not contain all the information and footnotes required by accounting principles generally accepted under International Financial Reporting Standards for annual financial statements.

These interim condensed consolidated financial statements were approved on August 29, 2019.

b.	Estimates

The preparation of the interim condensed consolidated financial statements requires the Group's management to exercise judgment and also requires use of accounting estimates and assumptions that affect the application of the Group's accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

In the preparation of these interim condensed consolidated financial statements, the significant judgments exercised by management in the application of the Group's accounting policies and the uncertainty involved in the key sources of those estimates were identical to the ones used in the Group's 2018 Annual Financial Statements.

c.	Amendments to existing standards which become effective since 2019:

International Financial Reporting Standard 16 "Leases" (hereafter – "IFRS 16").

IFRS 16, Leases, which replaces the current guidance in IAS 17. IFRS 16 requires lessees, with certain exceptions, to recognize a lease liability reflecting future lease payments and a 'right-of-use asset' for lease contracts. The standard is effective for annual periods beginning on or after January 1, 2019. The Group has assessed IFRS 16's potential impacts on its consolidated financial statements and concluded that the implementation did not have a material effect.

As part of the first-time application of the standard, the Company has elected to apply the following practical expedients:

For leases in which the Company is the lessee, not to recognize a right-of-use asset and a lease liability in respect of leases whose lease period ends within 12 months of the date of initial application.